Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 110,000,000 shares, including 100,000,000 shares of Class A common stock, par value $0.0001, and 10,000,000 shares of Class F common stock, par value $0.00001. Upon completion of the Public Offering, the Company will likely (depending on the terms of the initial business combination) be required to increase the number of shares of common stock which it is authorized to issue at the same time as its stockholders vote on the business combination to the extent the Company seeks stockholder approval in connection with its initial business combination. Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at September 30, 2020 and December 31, 2019 consist of money market funds holding U.S. government treasury bills, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	September 30, 2020	Holding Gain	Markets (Level 1)
Assets:
Money market funds	$63,804,000	$-	$63,804,000
Total	$63,804,000	$-	$63,804,000

			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	December 31, 2019	Holding Loss	Markets (Level 1)
Assets:
Money market funds	$305,529,000	$-	$305,529,000
Total	$305,529,000	$-	$305,529,000

The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Agreements.

During the nine months ended September 30, 2020, the Company withdrew approximately $865,000 from the Trust Account to fund (i) permitted withdrawals for taxes and for (ii) working capital at the rate of $750,000 per year. In addition, approximately $242,423,000 was withdrawn from the Trust Account during the nine months ended September 30, 2020 to fund shareholder redemptions of 23,182,481 Class A common shares.

During the year ended December 31, 2019, the Company withdrew approximately $2,638,000 from the Trust Account in order to pay 2018 actual and 2019 estimated income taxes (approximately $1,397,000) and franchise taxes (approximately $420,000) paid in installments and to released approximately $813,000 allowed for working capital (including undistributed amounts from the prior year). In addition, on October 22, 2019, in connection with the Extension Amendment, stockholders elected to redeem 694,820 public shares of the Company’s Class A common stock at approximately $10.23 per share resulting in a distribution from the Trust Account of approximately $7,108,000.

Additionally, during the year ended December 31, 2019, the Company received approximately $1,758,000 (two payments of approximately $879,000) from the Seller representing the payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period under the Extension Amendment discussed further in Note 3. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, and from February 20, 2020 to March 21, 2020, from March 21, 2020 to April 20, 2020 and from April 20, 2020 to May 20, 2020. In connection with these extensions, the Company deposited $879,155.40, each extension, into the Trust Account representing the continued payment of $0.03 per outstanding public share (29,305,180 public shares) for each extension period. As a result of the extensions, the Company has deposited a total aggregate amount of approximately $5,274,932 (six payments of $879,155.40) and $1,758,310.80 (two payments of $879,155.40), respectively, at September 30, 2020 and December 31, 2019.

Common Stock

The authorized common stock of the Company is 110,000,000 shares, including 100,000,000 shares of Class A common stock, par value $0.0001, and 10,000,000 shares of Class F common stock, par value $0.00001. Upon completion of the Public Offering, the Company will likely (depending on the terms of the initial Business Combination) be required to increase the number of shares of common stock which it is authorized to issue at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its initial Business Combination. Holders of the Company’s common stock vote together as a single class and are entitled to one vote for each share of common stock.

In October 2016, the Sponsor purchased 8,625,000 shares of Class F common stock (the “Founder Shares”) for $25,000, or approximately $0.004 per share. The Sponsor had agreed to forfeit up to 1,125,000 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture would be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the initial stockholder will own 20% of the Company’s issued and outstanding shares after the Public Offering. On November 27, 2017, the Company was advised by the underwriters’ that the overallotment option would not be exercised. As such, the 1,125,000 shares subject to forfeiture were forfeited.

On October 22, 2019, in connection with the Extension Amendment, stockholders elected to redeem 694,820 shares of the Company’s Class A common stock, par value $0.0001 per share, issued in the Company’s initial public offering (the “public shares”). The shares were redeemed at $10.23 per share, the per share value of the Trust Account at that date resulting in a distribution from the Trust Account of approximately $7,108,000. As a result, 29,305,180 public shares remain issued and outstanding following such redemptions.

At each of December 31, 2019 and 2018 there were 7,500,000 shares of Class F common stock issued and outstanding. At December 31, 2019 and 2018 there were 29,305,180 and 30,000,000 shares, respectively, of Class A common stock outstanding (28,344,013 and 28,916,141, respectively, of which are classified outside of equity as redeemable common stock).

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2019 and 2018, the rights and preferences have not been determined and there were no shares of preferred stock issued and outstanding.